Segments of Business and Geographic Areas (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 01, 2012	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Jan. 02, 2011	Oct. 03, 2010	Jul. 04, 2010	Apr. 04, 2010	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Sales to customers by business segments and geographic areas
Worldwide Total	$ 16,255	$ 16,005	$ 16,597	$ 16,173	$ 15,644	$ 14,982	$ 15,330	$ 15,631	$ 65,030	$ 61,587	$ 61,897
United States [Member]
Sales to customers by business segments and geographic areas
Worldwide Total									28,908	29,450	30,889
Consumer [Member]
Sales to customers by business segments and geographic areas
Total									14,883	14,590	15,803
Worldwide Total	3,668	3,740	3,793	3,682	3,610	3,567	3,647	3,766
Consumer [Member] | United States [Member]
Sales to customers by business segments and geographic areas
Total									5,151	5,519	6,837
Consumer [Member] | International [Member]
Sales to customers by business segments and geographic areas
Total									9,732	9,071	8,966
Pharmaceutical [Member]
Sales to customers by business segments and geographic areas
Total									24,368	22,396	22,520
Worldwide Total	6,094	5,982	6,233	6,059	5,710	5,495	5,553	5,638
Pharmaceutical [Member] | United States [Member]
Sales to customers by business segments and geographic areas
Total									12,386	12,519	13,041
Pharmaceutical [Member] | International [Member]
Sales to customers by business segments and geographic areas
Total									11,982	9,877	9,479
Medical Devices and Diagnostics [Member]
Sales to customers by business segments and geographic areas
Total									25,779	24,601	23,574
Worldwide Total	6,493	6,283	6,571	6,432	6,324	5,920	6,130	6,227
Medical Devices and Diagnostics [Member] | United States [Member]
Sales to customers by business segments and geographic areas
Total									11,371	11,412	11,011
Medical Devices and Diagnostics [Member] | International [Member]
Sales to customers by business segments and geographic areas
Total									$ 14,408	$ 13,189	$ 12,563